Schedule I-Condensed Financial Information - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Financial Information
General and administrative expenses	$ (279,583)	¥ (1,941,146)	¥ (1,301,472)	¥ (967,463)
Loss from operations	389,991	2,707,709	2,070,549	833,687
Interest expenses	(12,271)	(85,195)	(85,762)	(75,249)
Share of loss of affiliates	(10,297)	(71,489)	(84,063)	(62,716)
Impairment loss of investments	(16,502)	(114,574)	(99,749)	(6,166)
Net income attributable to Vipshop Holdings Limited's shareholders	293,363	2,036,817	1,589,665	841,286
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(41,618)	(288,956)	(55,653)	(1,709)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	254,096	1,764,190	1,529,395	840,859
Parent company
Condensed Financial Information
General and administrative expenses	(70,710)	(490,939)	(336,783)	(225,494)
Loss from operations	(70,710)	(490,939)	(336,783)	(225,494)
Interest expenses	(12,120)	(84,148)	(84,467)	(62,238)
Share of loss of affiliates	(9,433)	(65,492)	(80,422)	(62,038)
Impairment loss of investments			(68,648)	(6,166)
Equity in incomes of subsidiaries and VIEs	385,626	2,677,396	2,159,985	1,197,222
Net income attributable to Vipshop Holdings Limited's shareholders	293,363	2,036,817	1,589,665	841,286
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(42,078)	(292,152)	(52,487)	(427)
Share of comprehensive income of subsidiaries	2,811	19,525	(7,783)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 254,096	¥ 1,764,190	¥ 1,529,395	¥ 840,859